Related Party Transactions - Schedule of Related Party Transactions (Details) 10Q - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable		$ 10,500
Payable to Related Party	3,000	4,120	0
Payable to Affiliate		4,120
Due from Related Parties	$ 4,503
Restructuring Transaction [Member]
Accounts Payable		10,500
Payable to Related Party		3,000
Payable to Affiliate		4,120
Due from Related Parties		9,269
Ali Kasa [Member]
Relationship with the company and its subsidiary	Director and CEO of the Company
Due from Related Parties	$ 4,162	6,807
Egnitus Australia Pty Ltd [Member]
Relationship with the company and its subsidiary	Entity controlled by Mr. Ali Kasa
Payable to Affiliate		4,120
Due from Related Parties		2,462
Lindita Kasa [Member]
Relationship with the company and its subsidiary	Spouse of Ali Kasa and former sole shareholder of Anvia (Australia) Pty Ltd
Payable to Related Party	$ 3,000	3,000
Egnitus Holdings Pty Ltd [Member]
Relationship with the company and its subsidiary	Entity controlled by Mr. Ali Kasa
Accounts Payable		10,500
Due from Related Parties	$ 341